PMD INVESTMENT COMPANY

Financial Statements for the
Six Months Ended June 30, 1998 and
Independent Accountants' Review Report

INDEPENDENT ACCOUNTANTS' REVIEW REPORT

To The Shareholders and Board of Directors
PMD Investment Company
Omaha, Nebraska

We have reviewed the accompanying statement of assets and liabilities of PMD Investment company (the Company), including the schedule of investments, as of June 30, 1998, and the related statements of operations and changes in net assets for the six months then ended. These financial statements are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and of making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements for them to be in conformity with generally accepted accounting principles.

Our review was made for the purpose of expressing the limited assurance described in the preceding paragraph concerning the financial statements taken as a whole. The additional information in the supplementary information-selected per share data and ratios included in footnote E for the six months ended June 30, 1998, is presented only for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information in the responsiblitiy of the Company's management. Such information has been subjected to the inquiry and analytical procedures applied in the review of the basic financial statements and we are not aware of any material modifications that should be made thereto in order for such information to be in conformity with generally accepted accounting principles when considered in relation to the basic financial statements taken as a whole.

We have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities of PMD Investment company, including the schedule of investments, as of December 31, 1997 and the related statements of operations and changes in net assets for the year then ended (not presented herein) and the additional information included in footnote E for each of the five years in the period ended December 31, 1997; and in our report dated January 23, 1998, we expressed an unqualified opinion on those financial statements and additional information. In our opinion, the information set forth in the accompanying statement of changes in net assets for the year ended December 31, 1997 and the per share data and ratios for each of the five years in the period ended December 31, 1997 is fairly stated, in all material respects, in relation to the financial statements from which it has been derived.

Omaha, Nebraska
July 31, 1998

PMD INVESTMENT COMPANY
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998
(Unaudited - See Independent Accountants' Review Report


ASSETS:
Investments in securities, at
approximate market value,
amortized cost of $13,792,770             $14,193,163

Investment in tax-exempt money-
market fund	                                  304,275
				                                       ___________
			Total Investments	                      14,497,438

Interest receivable	                          224,650
				                                       ___________
			Total Assets	                           14,772,088

LIABILITIES:

	Accrued expenses	                             13,335
				                                       ___________


NET ASSETS (equivalent to $4.33 per
share based on 3,399,370 shares of
common stock outstanding at
June 30, 1998)
                                           $14,708,753
				                                       ===========
See notes to financial statements.

PMD INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
JUNE 30, 1998
(Unaudited - See Independent Accountants' Review Report)

                                                                                    Approximate
		                                                        Principal     Amortized	  Fair
				                                                       Amount	        Cost	     Value
Abbey National PLC Sub, 6.69%, due
 October 17, 2005                                        $  550,000    $  554,924   $  564,245

Austin, Texas, Independent School District,
 Go Unlimited PSF, 4.75%, due August 1, 2008
 callable August 1, 2007                                    500,000       496,171	     507,800

Clark County, Washington Public Utilities District #1
	Electric Revenue, 6.3%, due January 1, 2004,
	callable January 1, 2001		                                 250,000	      249,426	      265,675

Denver Met Major League Baseball Stadium
	District Colorado, 6.35%, due October 1, 2003		            250,000	      250,000	      269,825

Federal Home Loan Mortgage Corporation, 7.0%,
 due June 1, 2024                                         1,715,950     1,722,728     1,740,832

Federal National Mortgage Association, 6.5%,
 due January 1, 2024                                        974,951       962,012       971,343

Federal National Mortgage Association, 7.8%,
 due March 29, 2005, callable March 29, 2000              1,000,000     1,024,248     1,034,900

Florida State, General Services Revenues,
 6%, due July 1, 2001                                     		220,000	      219,832       232,298

Grand Island, Nebraska Sanitary Sewer Revenue,
 4.8%, due April 1, 2000		                                  400,000	      400,000	      405,040

Hanover County, Virginia IDA Public Facilities
 Lease Revenue, 6.75%, due July 15, 2007	                   150,000	      150,000	      161,970

Jefferson County, West Virginia Residential
	Mortgage Revenue, Refunding Series A, 7.75%
	due January 1, 2012, callable January 1, 2001			            65,000	       65,270	       69,102

Lincoln, Nebraska Hospital Revenue, 7%, due
	December 1, 1999, callable December 1, 1998		              180,000	      180,000	      185,868

Lincoln, Nebraska Water Revenue, 6.7%, due
	November 1, 2000		                                         250,000	      250,000	      264,800

Mecklenburg county, NC Pub Import Sevice,
 4.4%, due February 1, 2011, callable
 February 1, 2008                                           500,000       490,562       485,700

Memphis, Tennessee, Go Unlimited OID
 4.65%, due July 1, 2007,
	callable July 1, 2005		                                    500,000	      498,265       508,550

Milwaukee County, Wisconsin, Series A, 6.4%,
	due December 1, 2003		                                     200,000	      201,224	      202,140

Nebraska Educational Facility Authority,
	Creighton University, Series A, 6.65%, due
	September 1, 1998		                                        250,000	      250,000	      251,125

See notes to financial statements.



PMD INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (Continued)
(Unaudited - See Independent Accountants' Review Report)

                                                                                       Approximate
                                                        			Principal     Amortized	    Fair
				                                                        Amount	        Cost	       Value

Nebraska Investment Finance Authority,
	SFM Revenue Proj. C, 6.9%
 due March 15, 2000	                                     $		240,000     $	240,000    $248,184

Ohio State Highway Cap IMPTS, Series B,
 Go Unlimited, 4.5%, due May 1, 2024			                     500,000       498,750	    505,200

Omaha, Nebraska, 6.8%, due December 1, 1999			              365,000	      365,182	    376,607

Omaha, Nebraska, 4.15%, due October 15, 1998		              485,000       485,170     485,825

Omaha Public Power District, Nebraska Electric
	Revenue, Series B, 5.9%, due February 1, 2006			           450,000	      450,000	    493,020

Omaha Public Power District, Nebraska Electric
	Revenue, Series A, 5%, due January 1, 2001			              500,000	      505,631     512,650

Sabine River Authority, Texas Water Supply
	Facility, Lake Fork Project, 6.5%, due
	December 1, 2001			                                        265,000	      264,559     279,708

Travelers Group Inc., Senior Note, 9.5%, due
	March 1, 2002			                                           500,000	      538,955	    557,450

Travelers Group Inc., Senior Note, 9.5%, due
	March 1, 2002			                                            50,000	       54,459	     55,745

Tucson, Arizona, G.O., Ref. 5.8%, due July 1, 2005			       250,000	      249,381	    267,250

University of Nebraska Facilities Corp.,
 University Medical Center, Series A, 7.2%,
	due July 1, 2004, callable July 1, 2000			                 250,000	      250,000	    267,675

Utah State, Go Unlimited DTD, 4.9%,
 due July 15, 2009, callable	July 15, 2007                  500,000	      497,979	    514,000

Vermont State, Series B, 5.7%, due August 1, 2005			        400,000	      398,019     432,520

Wake County NC Pub Import Go Unlimited, 4.5%
 due March 1, 2011, callable March 1, 2008                  500,000       487,435     490,350

Washington State, Series A and AT-6, 5.8%, due
	February 1, 2003			                                        250,000	      247,906     264,925

Wisconsin Housing and Economic Development,
	Series 1, 7%, due October 1, 2003			                       295,000	      294,682     320,841

                                                      		-----------     ---------   ---------
Total 	                                                 $13,755,901   $13,792,770 $14,193,163
                                                      		===========    ==========  ==========
See notes to financial statements.


PMD INVESTMENT COMPANY
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998
(Unaudited - See Independent Accountants' Review Report)

Interest Income:
 From investments	                                   $421,189

Expenses:
	Investment advisory fee		                             15,749
	Custodian fees			                                      1,200
	Professional fees		                                   36,209
	Shareholders' servicing costs			                       2,447
	Directors' fees		                                      7,500
	Other				                                              3,550
			                                                  --------
		Total Expenses		                                     66,655
			                                                  --------
Net Investment Income		                               354,534

Realized and unrealized gain on investments:
	Net realized gain on investments			                   14,021

Change in unrealized appreciation of investments
 for the period                                       (29,133)
			                                                  --------
Net Realized Gain and Decrease in Unrealized
 Appreciation on Investments		                        (15,112)
			                                                  --------
Increase in Net Assets Resulting from
 Operations	                                         $339,422
			                                                  ========
See notes to financial statements.

PMD INVESTMENT COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE SIX MONTHS ENDED
JUNE 30, 1998
(Unaudited - See Independent Accountants' Review Report)


                                                                                     	   Accumulated
 													                                                         Undistributed 		   Realized	     Unrealized
							                               Common Stock					                      Net	        Gain (Loss)   Appreciation
									                                      $.50 Par	   Retained		    Investment		    on Sale of   (Depreciation)
                             						Shares		     Value	     Earnings		      Income		      Securities   of Investments     Total

Year ended December 31, 1997:
	Net investment income			            -        	$	-	        $	-		        $ 759,368		        $	   -	       $    -        $  759,368
	Net realized gain from
		securities transactions			         -			        -		         -			            -		               9,323		        -        		   9,323
	Change in unrealized appreciation
  of investments		                   -			        -		         -			            -			               -	         163,427		      163,427

	Increase in net assets from
		operations			                      -	   		     -		         -		          759,368		            9,323	      163,427        932,118
	Dividends - $.239 per share			      -			        -		         -		         (818,877)		          (9,229)          -		       (828,106)
	Common stock redeemed	          (143,022)    (71,511)   (543,760)			        -			               -		           -		        (615,271)
					                             -------	    -------     -------		       -------            -------       -------	        -------
 Total decrease in net assets
                                 (143,022)    (71,511)   (543,760)        (59,509)                94       163,427	      (511,259)

	Net assets on January 1, 1997	 3,596,795   1,798,397	 13,567,042		      (105,048)		         (36,231)      265,643					15,489,803
                                ---------	  --------- 	----------        	-------	           --------      -------     -----------
	Net assets on December 31, 1997
                              		3,453,773	 $1,726,886	$13,023,282		     $(164,557)		       $ (36,137)	   $ 429,070	    $14,978,544
 					                          =========	 ==========	===========		     ==========		        ========= 	   ======== 	   ===========

Six months ended June 30, 1998:
	Net investment income			            -		   $	    -	   $	     -	  	      $ 354,534		        $	   -        $		  - 	      $   354,534
	Net realized gain from
		securities transactions			         -			        -		         -			            -		              14,021        -		             14,021
	Change in unrealized appreciation
  of investments			                  -			        -		         -			            -			               -	         (29,133)	       (29,133)
					                           --------- 	----------	-----------		     ---------	         ----------	   ---------     -----------
	Increase in net assets from
		operations			                      -			        -		         -		          354,534		           14,021       (29,133)        339,422
	Dividends - $.059 per share			      -			        -		         -		         (190,001)		          (9,227)		       -		         (199,228)
 Dividends - $.051 per share         -           -           -           (173,876)                -           -           (173,876)
	Common stock redeemed
  (Note B)                        (54,403)    (27,202)   (208,907)			        -			                 -	      	   -           (236,109)
          		                     ---------	 ----------	-----------		     ---------	         ----------	   --------- 	   -----------

    Total decrease in net assets  (54,403)		  (27,202)   (208,907)         (9,343)			          4,794	      (29,133)       (269,791)
	Net assets on January 1, 1998	 3,453,773		 1,726,886	 13,023,282		      (164,557)		         (36,137)	     429,070      14,978,544
					                           ---------	 ----------	-----------		     ---------	         ----------	   ----------    ------------
	Net assets on June 30, 1998    3,399,370  $1,699,684 $12,814,375	      $(173,900)	        $ (31,343)	   $ 399,937     $14,708,753
					                           =========	 ==========	===========       =========	         =========     =	=======     ===========

See notes to financial statements.

PMD INVESTMENT COMPANY
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998
(Unaudited - See Independent Accountants' Review Report)


A. SIGNIFICANT ACCOUNTING POLICIES

The Company is registered under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

Six Month Financial Statements - The financial statements for the six months ended June 30, 1998 reflect all adjustments which are, in the opinion of management, necessary to fairly present statements of operations and changes in net assets for the six month period presented.

Investment Securities - Investments in securities are valued at fair value as determined by the Company's investment advisor at June 30, 1998.

Securities Transactions - Securities transactions are recorded on a trade date basis. Cost of securities sold is determined using the identified cost method.

Interest Income - Interest income, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds and notes, is earned from settlement date and recorded on the accrual basis.

Income Taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income, including capital gains, to its shareholders. No income tax provision has been made since substantially all the income and capital gains are reported by the shareholders on their own tax returns.

Management and Service Fees - The investment advisory fee, which is payable monthly, is based on the value of net assets at each month-end at the annual rate of one-quarter of one percent on the first $10,000,000, of the net asset value and .15 percent of the net asset value in excess of $10,000,000, with a minimum fee of $10,000 per year. Fees for the services of each of the directors of the Company are $5,000 annually with an additional $500 for each board or committee meeting attended in excess of four meetings each year. No additional compensation or benefits are paid to officers or directors of the Company.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  REDEMPTION OF SHARES

At June 30, 1998, the Company had authorized 20,000,000 shares of $.50 par value common stock.

Shareholders may redeem shares of stock and receive the net asset value per share on any December 31 or June 30 by tendering the shares to be redeemed 90 days prior to the intended redemption date.

C.  CONTINGENT LIABILITIES

On January 15, 1981, the Company sold substantially all of its assets which had been used in its former operations as a discount store business. Although the purchaser of the Company's operating assets assumed substantially all of the Company's liabilities and obligations as part of the purchase transaction, the Company remains contingently liable for such liabilities and obligations, including obligations under long-term real estate and equipment leases and real estate mortgages until released by the obligees or until such liabilities and obligations have been satisfied or discharged. The total of such liabilities and obligations not released by the obligees amounted to approximately $6,250,590 as of February 1, 1998, the most recent date for which such information is available.

D. PURCHASES AND SALES OF SECURITIES

The following summarizes the approximate value of securities transactions for the periods indicated.

                                      Six Months Ended                  Six Months Ended Ended
                                       June 30, 1998                        June 30, 1997
					                             Purchases		        Sales            Purchases          Sales
Tax Exempt:
	Municipal bonds and notes	      $  977,480       $  540,000         $  498,515       $  952,000

Taxable:
	Government agency					               -		            213,880              -              132,968
					                            ----------	      ----------         ----------       ----------
						                              977,480          753,880            498,515        1,084,968

Other tax-exempt short-term
	investments			                     394,550          876,776          1,529,084        1,550,805
					                            ----------	      ----------         ----------       ----------
                                 $1,372,030       $1,630,656         $2,027,599       $2,635,773
                                 ==========       ==========         ==========      ==========


Net realized gain on sale of investments was $14,021 and $2,178 for the six months ended June 30, 1998 and 1997, respectively.

The diversification of investments based on fair value at June 30, 1998 is as follows:

   State and municipal tax-exempt bonds             63.9%
   U.S. government agency bonds                     25.8
   Corporate bonds                                   8.2
   Short-term tax-exempt money market fund           2.1
                                                   ------
                                                   100.0%
                                                   ======

E.  DISTRIBUTIONS TO SHAREHOLDERS

On July 21, 1998, a quarterly income distribution of $0.05315 per share aggregating $180,647 was declared from investment income realized during 1998. The dividend is payable to shareholders of record on July 31, 1998.

F.  SUPPLEMENTARY INFORMATION-SELECTED PER SHARE DATA AND RATIOS


                         Six Months
                           Ended
                          June 30,                Years Ended December 31,
                            1998      ---------------------------------------------------------------
                        (Unaudited)    1997          1996          1995          1994          1993

Weighted average shares
 outstanding             3,498,083   3,537,042     3,626,328     3,825,907    3,988,480     4,061,542
                         =========   =========     =========     =========    =========     =========

Interest income	        $  	0.120    $   0.243     $	  0.251     $   0.240    $ 	 0.255     $   0.268
Expenses		                  0.019        0.028		       0.030		       0.024		      0.025         0.024
		                       ---------   ---------     ---------     ---------     --------     ---------
Net investment income		     0.101		      0.215		       0.221		       0.216		      0.230         0.244
Distribution from net
	investment income	        (0.107)      (0.234)       (0.262)       (0.228)      (0.243)       (0.251)
Increase (decrease)
	in unrealized appreciation
	of investments		          (0.008)       0.047        (0.094)        0.098       (0.244)        0.116
Net realized gain (loss)
	from securities
 transactions		             0.004        0.003		       0.010	        0.051	          -         (0.002)
		                      ---------     ---------     ---------    ---------     --------     ---------
Increase (decrease) in
	net assets		              (0.010)       0.031		      (0.125)        0.137       (0.257)        0.107
Net asset value at
	beginning of period		      4.337	       4.306		       4.431		       4.294		      4.551         4.444
		                      ---------     ---------    ----------    ---------     ---------    ---------
Net asset value at end
	of period	               $	4.327       $4.337       $	4.306       $	4.431        $4.294       $4.551
		                      =========     =========    ==========    =========     =========    =========
Ratio of expenses to
	average net assets		       0.4 %*        0.7 %		       0.7 %		       0.5 %		       0.6 %       0.5 %

Ratio of net investment
 income to average net
	assets		                   2.4 %*		       5.0 %		       5.0 %       		4.9 %		       5.2 %       5.4 %

Portfolio turnover		        5.1 %*		      12.0 %        19.8 %	       59.6 %		       2.3 %      11.5 %

Number of shares
	outstanding at end of
	period (in thousands)	   3,399         3,454         3,597         3,805         3,979       4,072

* Ratio has not been annualized.
